Supplemental Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2025
Supplemental Cash Flow Information [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents were comprised of the following:

As at September 30,	2025	2024
Cash	$467,090	$1,064,174
Short-term investments(1)	15,515	13,225
Cash and cash equivalents	$482,605	$1,077,399

(1)      Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.

Schedule of Income Taxes Paid, Net of Income Taxes Received

Income taxes paid, net of income taxes received was comprised of the following:

Nine months ended September 30,	2025	2024
Income taxes paid	$(10,720)	$(48,644)
Income taxes received	18,984	8,094
	$8,264	$(40,550)

Schedule of Interest Paid, Net of Interest Received

Interest paid, net of interest received was comprised of the following:

Nine months ended September 30,	2025	2024
Interest paid	$(138,238)	$(159,319)
Interest received	15,489	59,757
	$(122,749)	$(99,562)

Schedule of Reconciliation of Liabilities arising from Financing Activities

The reconciliation of the liabilities arising from financing activities were as follows:

	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2025	$3,096,615	$15,060	$33,375
Cash inflows	404,996	—	—
Cash outflows	(4,501)	(1,400)	(2,175)
Amortization of deferred financing costs, prepayment options, warrants and loss on repayment	3,692	—	—
Gain on repurchase of debt	(6,896)	—	—
Interest paid	—	—	(1,558)
Interest accrued	16,481	—	1,558
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants	(102,375)	—	—
Non-cash transfers	—	(430)	—
Non-cash additions	—	—	9,491
Impact of foreign exchange	(98,880)	(492)	31
Balance as at September 30, 2025	$3,309,132	$12,738	$40,722
	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2024	$3,197,019	$18,271	$33,339
Cash outflows	(147,908)	(2,971)	(1,808)
Amortization of deferred financing costs, prepayment options and loss on repayment	822	—	—
Gain on repurchase of debt	(193,690)	—	—
Non-cash additions	—	—	2,099
Interest paid	—	—	(1,121)
Interest accrued	—	—	1,121
Impact of foreign exchange	71,952	417	(95)
Balance as at September 30, 2024	$2,928,195	$15,717	$33,535

Schedule of Net Change in Operating Assets and Liabilities

The net change in operating assets and liabilities was comprised of the following:

Nine months ended September 30,	2025	2024
Trade and other receivables	$102,749	$(5,236)
Financial assets	(8,120)	890
Other assets	(53,635)	(62,758)
Trade and other payables	1,833	(1,304)
Financial liabilities	321	(915)
Other liabilities	32,093	(6,324)
	$75,241	$(75,647)

Schedule of Non-Cash Investing Activities	Non-cash investing activities were comprised of:
Nine months ended September 30,	2025	2024
Satellites, property and other equipment	$87,936	$120,914
Disposal of a subsidiary	$(1,232)	$(2,677)